SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 yr
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (in Yrs.)	6.69	6.17
2.64 - 4.95 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	724,437
Weighted average remaining contractual life (in Yrs.)	9.36
Weighted average exercise price | $	$ 4.81
5.19 - 6.65 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,068,000
Weighted average remaining contractual life (in Yrs.)	7.71
Weighted average exercise price | $	$ 5.6
6.81 - 7.85 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,059,270
Weighted average remaining contractual life (in Yrs.)	4.72
Weighted average exercise price | $	$ 7.33
8.09 - 9.78 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	951,365
Weighted average remaining contractual life (in Yrs.)	6.69
Weighted average exercise price | $	$ 9.19
10.03 - 13.70 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,142,728
Weighted average remaining contractual life (in Yrs.)	5.90
Weighted average exercise price | $	$ 12.5
17.65 - 20.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	160,500
Weighted average remaining contractual life (in Yrs.)	6.36
Weighted average exercise price | $	$ 18.75
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	5,106,300
Weighted average remaining contractual life (in Yrs.)	6.69
Weighted average exercise price | $	$ 8.47